Leases - Summary of lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Beginning balance	$ 2,988,542	$ 3,985,026
Remeasurement		366,566
Payments	(263,078)	(1,363,050)
Additions	2,120,893
Addition - business acquisition	477,608
Ending balance	5,323,965	2,988,542
Current portion	2,934,236	225,977
Non-current portion	$ 2,389,729	$ 2,762,565